Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Goodwill	11 Goodwill
Recognition and measurement
Goodwill is not amortised; it is tested annually at 30 September for impairment, or more frequently if events or changes in circumstances indicate a potential impairment. Refer to note 4 for further information.

	2024 US$m	2023 US$m
Net book value
At 1 January	797	826
Adjustment on currency translation	(45)	(29)
Company no longer consolidated	(25)	–
At 31 December	727	797
–cost	14,959	16,237
–accumulated impairment	(14,232)	(15,440)

At 1 January
–cost	16,237	15,974
–accumulated impairment	(15,440)	(15,148)
At 31 December, goodwill has been allocated as follows.

	2024 US$m	2023 US$m
Net book value
Richards Bay Minerals	364	370
Pilbara	310	342
Dampier Salt	53	85
Total	727	797
11 Goodwill continued
Impairment tests for goodwill
Richards Bay Minerals
Richards Bay Minerals’ annual impairment review resulted in no impairment charge for 2024 (2023: no impairment charge). The recoverable amount has been assessed by reference to the CGU’s FVLCD, in line with the policy set out in note 4 and classified as level 3 under the fair value hierarchy. FVLCD was determined by estimating cash flows until the end of the life-of-mine plan including anticipated expansions. In arriving at FVLCD, a post-tax discount rate of 8.6% (2023: 8.6%) has been applied to the post-tax cash flows expressed in real terms.
The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding change in FVLCD are set out below:

	2024 US$m	2023 US$m
5% increase in the titanium slag price	144	217
1% increase in the discount rate applied to post-tax cash flows	(135)	(175)
10% strengthening of the South African rand	232	272
Future selling prices and operating costs have been estimated in line with the policy set out in note 4. The recoverable amount of the CGU exceeds the carrying value when each of these sensitivities is applied while keeping all other assumptions constant.